Taxes (Details)		6 Months Ended		12 Months Ended
	Apr. 01, 2025	Jun. 30, 2026 HKD ($)	Jun. 30, 2025	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2025 USD ($)
Taxes (Details) [Line Items]
Applicable tax rate		5.50%	30.30%
Profits tax rates		16.50%	16.50%
Tax loss carry forward		$ 5,482,197				$ 0
Hong Kong [Member]
Taxes (Details) [Line Items]
Applicable tax rate		16.50%
Profits tax rates				16.50%	8.25%
Assessable profits (in Dollars)				$ 2,000,000	$ 2,000,000
UNITED KINGDOM
Taxes (Details) [Line Items]
Applicable tax rate	25.00%